Drilling units (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended
	Feb. 23, 2022	Mar. 31, 2022	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cost
Impairment			$ 0	$ 0	$ (152,000)		$ 0	$ (152,000)
Drilling units
Cost
Opening balance	$ 2,684,000	$ 2,684,000	2,685,000	1,899,000	3,118,000	$ 3,108,000	2,684,000	3,108,000
Additions		17,000	22,000	74,000	29,000	10,000
Impairment					(152,000)
Disposals			(23,000)	(24,000)
Derecognition of West Linus	211,000
Closing balance	1,882,000	1,899,000	2,684,000	1,949,000	2,995,000	3,118,000	1,949,000	2,995,000
Accumulated depreciation
Opening balance	906,000	906,000	908,000	15,000	1,029,000	988,000	906,000	988,000
Depreciation		(15,000)	(21,000)	(34,000)	(39,000)	(41,000)
Disposals			23,000	0
Derecognition of West Linus	36,000
Closing balance	0	15,000	906,000	49,000	1,068,000	1,029,000	49,000	1,068,000
Disposals, Net			0	(24,000)
Derecognition of West Linus	(175,000)
Net book value	(1,882,000)	(1,884,000)	(1,778,000)	$ (1,900,000)	$ (1,927,000)	$ (2,089,000)	(1,900,000)	$ (1,927,000)	$ (1,777,000)	$ (2,120,000)
Drilling units | Reorganization, chapter 11, fresh-start adjustment
Cost
Opening balance	591,000	591,000					591,000
Closing balance			591,000
Accumulated depreciation
Opening balance	$ 870,000	$ 870,000					$ 870,000
Closing balance			870,000
Net book value			$ 279,000